INVENTORY	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORY	4. INVENTORY As of September 30, 2024, our balance of inventory of real estate under construction was $7,357,103 and as of June 30, 2024 the balance was $10,594,936.	4. INVENTORY Inventory of real estate under construction was $10,594,936 and $11,323,226 as of June 30, 2024 and 2023, respectively.